Revenues (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) t	Dec. 31, 2023 USD ($)
Disclosure of products and services [line items]
Revenues subject to refund	$ 13,638	$ 0
Inventory subject to return	$ 12,804	$ 0
Number of significant customers	one customer	two customers
Percentage of revenue from significant customers	more than 10% of revenues	more than 10% of revenues
Revenues	$ 124,920	$ 198,684
V2O5 revenues [Member]
Disclosure of products and services [line items]
Tonnes sold in contract | t	2,100
Number of tonnes delivered | t	1,200
Proceeds from contract sales	$ 0
Revenues subject to refund	13,638
Revenues	58,434	124,562
Sales and trading segment [Member]
Disclosure of products and services [line items]
Revenues	$ 12,360	54,768
Sales and trading and mine properties segments [Member]
Disclosure of products and services [line items]
Revenues		$ 23,621